UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              500 Griswold Street, Suite 2800
                              Detroit, MI 48226
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
                                                           --------------

                     Date of fiscal year end: July 31
                                              --------------

                     Date of reporting period: October 31, 2008
                                               ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2008




                                                                    MATURITY DATE                VALUE


Commercial Paper - 27.7%*
PRINCIPAL AMOUNT


Banking-U.S. - 8.4%
   10,000,000   Ebury Finance LLC (b), 2.25%                           11/03/08             $9,998,750
    3,800,000   Falcon Asset Securitization Corp. (b), 2.70%           12/05/08              3,790,310
    6,500,000   Fountain Square Commercial Funding Corp. (b), 3.00%    11/03/08              6,498,917
   10,000,000   Natexis Banq US Finance Co., LLC 3.02%                 12/08/08              9,968,961
    1,300,000   Yorktown Capital LLC (b), 2.73%                        11/07/08              1,299,408
    4,000,000   Yorktown Capital LLC (b), 2.62%                        11/10/08              3,997,380
                                                                                        --------------
                                                                                            35,553,726

Banking-Foreign-Australian - 3.5%
   10,000,000   ANZ National Int'l Ltd. (b), 2.71%                     11/19/08              9,986,425
    5,000,000   National Australia Funding (b), 2.69%                  12/02/08              4,988,418
                                                                                        --------------
                                                                                            14,974,843

Banking-Foreign-Netherlands - 2.4%
   10,000,000   Neptune Funding Corp. (b), 2.75%                       11/03/08              9,998,472


Banking-Foreign-UK - 1.8%
    2,500,000   Thames Asset Global Securities (b), 2.70%              11/25/08              2,495,500
    5,000,000   Thames Asset Global Securities (b), 2.88%              12/08/08              4,985,200
                                                                                        --------------
                                                                                             7,480,700

Conglomerate - 1.0%
    4,067,000   UBS Finance Delaware LLC 2.72%                         11/21/08              4,060,854


Diversified Financial Services - 0.9%
    4,000,000   General Electric Capital Corp. (b), 2.67%              12/01/08              3,991,101


Finance - 2.7%
    2,000,000   Dexia Delaware LLC 2.77%                               12/10/08              1,993,998
    4,500,000   ING Funding LLC 2.585%                                 11/04/08              4,499,031
    5,000,000   ING Funding LLC 2.71%                                  11/14/08              4,995,107
                                                                                        --------------
                                                                                            11,488,136
Finance-Auto - 2.4%
   10,000,000   Daimlerchrysler Revolving Auto Conduit LLC,
                  Series I, 2.50%                                      11/03/08              9,998,611


Food and Kindred Products - 1.5%
    1,415,000   Nestle Capital Corp. 2.35%                             03/04/09              1,403,639
    5,000,000   Nestle Capital Corp. 2.50%                             02/05/09              4,966,667
                                                                                        --------------
                                                                                             6,370,306

Insurance - 3.1%
    3,000,000   AIG Funding, Inc. 3.01%                                12/08/08              2,990,719
   10,000,000   Autobahn Funding Co. LLC (b), 2.55%                    11/03/08              9,998,583
                                                                                        --------------
                                                                                            12,989,302

                                                                                        --------------
TOTAL Commercial Paper                                                                     116,906,051
  (COST $116,906,051)(a)



U.S. Government Agency - 45.6%
PRINCIPAL AMOUNT

    3,395,000   TN Valley Authority 5.375%                             11/13/08              3,397,808
    4,266,000   Federal Home Loan Bank 2.52%                           12/19/08              4,251,666
    5,000,000   Federal Home Loan Bank 2.496%                          12/15/08              4,984,747
    5,000,000   Federal Home Loan Bank 2.44%                           11/18/08              4,994,239
    1,490,000   Federal Home Loan Bank 2.45%                           11/14/08              1,488,682
    5,000,000   Federal Home Loan Bank 2.50%                           04/14/09              4,943,055
   15,000,000   Federal Home Loan Bank 2.30%                           03/06/09             14,880,208
   15,000,000   Federal Home Loan Bank 2.35%                           01/27/09             14,914,813
    5,000,000   Federal Home Loan Bank 2.75%                           01/20/09              4,969,444
    3,075,000   Federal Home Loan Bank 2.45%                           01/16/09              3,059,095
    5,000,000   Federal Home Loan Bank 3.00%                           01/06/09              4,972,500
    5,000,000   Federal Home Loan Bank 2.44%                           11/07/08              4,997,967
    1,250,000   Federal Home Loan Bank 4.600%                          12/30/08              1,254,514
    1,775,000   Federal Home Loan Bank 3.625%                          11/14/08              1,775,513
    2,000,000   Federal Home Loan Bank 5.00%                           02/20/09              2,012,606
    5,000,000   Federal Home Loan Mortgage Corp. 2.57%                 11/10/08              4,996,787
      862,000   Federal Home Loan Mortgage Corp. 2.78%                 05/26/09                848,288
    2,000,000   Federal Home Loan Mortgage Corp. 2.25%                 12/08/08              1,995,375
    3,762,000   Federal Home Loan Mortgage Corp. 2.50%                 11/14/08              3,758,604
    6,258,000   Federal National Mortgage Association 2.58%            11/03/08              6,257,137
   10,000,000   Federal National Mortgage Association 2.65%            01/07/09              9,950,681
    1,200,000   Federal National Mortgage Association 2.17%            03/27/09              1,189,439
    1,500,000   Federal National Mortgage Association 2.25%            11/14/08              1,498,781
    5,000,000   Federal National Mortgage Association 2.52%            11/26/08              4,991,250
    7,222,000   Federal National Mortgage Association 2.35%            12/01/08              7,207,857
    5,000,000   Federal National Mortgage Association 2.60%            12/04/08              4,988,083
    5,000,000   Federal National Mortgage Association 2.75%            01/30/09              4,965,625
    3,395,000   Federal National Mortgage Association 2.665%           12/12/08              3,384,695
   10,000,000   Federal National Mortgage Association 2.65%            12/16/08              9,973,125
    5,000,000   Federal National Mortgage Association 2.90%            01/14/09              4,970,195
   10,000,000   Federal Agricultural Mortgage Corp. 2.15%              01/06/09              9,960,583
   10,000,000   Federal Agricultural Mortgage Corp. 2.20%              10/03/08              9,963,944
    5,000,000   Federal Agricultural Mortgage Corp. 2.45%              12/23/08              4,982,306
   20,000,000   Federal Agricultural Mortgage Corp. 2.40%              01/08/09             19,913,678

                                                                                        --------------
TOTAL U.S. Government Agency                                                               192,693,290
  (COST $192,693,290)(a)


MUTUAL FUND - 26.9%
NUMBER OF SHARES
  113,798,050   JPMorgan U.S. Government Money Market Fund - AG                            113,798,050

                                                                                        --------------
TOTAL Mutual Fund                                                                          113,798,050
  (COST $113,798,050)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.2%                                                                 423,397,391
  (COST $423,397,391)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.2%)                                                    (751,650)

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                   $422,645,741

                                                                                        ==============




(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

*  Rate presented indicates the effective yield at time of purchase.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of October 31, 2008, in valuing the Monetta Fund's assets carried at fair market value:

VALUATION INPUTS            INVESTMENTS IN SECURITIES (Unaudited)

LEVEL 1                     $           0
LEVLE 2                     $ 423,397,391
LEVEL 3                     $           0
                            -------------

TOTAL                       $ 423,397,391
                            =============

MICHIGAN INVESTMENT TRUST - GOVERNMENT MONEY MARKET SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2008




U.S. GOVERNEMENT AGENCY OBLIGATIONS - 100.1%             MATURITY DATE              VALUE

FEDERAL FARM CREDIT BANK - 0.8%
PRINCIPAL AMOUNT
   150,000  3.750%                                          01/15/09             $150,219
   100,000  2.625%                                          02/04/09               99,752
   235,000  3.550%                                          03/17/09              231,848
   100,000  4.125%                                          07/17/09              100,777
   500,000  2.200%                                          01/06/09              497,983
   500,000  2.150%                                          01/12/09              497,850
   500,000  2.300%                                          01/20/09              497,444
   500,000  2.350%                                          01/21/09              497,356
                                                                           --------------
                                                                                2,573,229

FEDERAL HOME LOAN BANK - 27.2%
PRINCIPAL AMOUNT
   165,000   4.500%                                         11/14/08              165,098
   500,000   2.640%*                                        11/14/08              500,001
   250,000   4.350%*                                        07/10/09              249,634
   210,000   5.000%                                         11/21/08              210,284
   350,000   2.610%*                                        05/01/09              349,698
   650,000   4.340%*                                        12/12/08              649,946
   250,000   4.410%*                                        03/13/09              249,991
   200,000   5.480%                                         01/08/09              200,902
   175,000   3.350%*                                        01/28/09              174,811
   200,000   2.680%*                                        02/11/09              200,009
   350,000   2.690%*                                        02/18/09              349,706
   200,000   2.630%*                                        05/20/09              199,938
   150,000   4.350%*                                        07/10/09              149,993
   120,000   5.000%                                         02/20/09              120,935
   210,000   2.860%                                         04/06/09              207,397
   250,000   3.000%                                         04/15/09              249,979
   100,000   4.750%                                         04/24/09              100,608
   140,000   5.250%                                         06/12/09              141,029
   500,000   0.480%*                                        02/19/09              500,000
 2,000,000   0.550%*                                        03/26/09            2,000,000
 1,500,000   0.570%*                                        04/16/09            1,500,000
 1,000,000   1.170%*                                        02/02/09            1,000,000
 1,000,000   3.580%*                                        04/30/09            1,000,000
   750,000   1.400%                                         11/21/08              749,417
   400,000   2.300%                                         11/26/08              399,361
   250,000   2.880%                                         10/09/09              250,000
   250,000   2.000%                                         01/05/09              249,097
   200,000   1.900%                                         01/13/09              199,229
 1,000,000   2.650%                                         04/06/09              988,517
 1,000,000   2.980%                                         04/30/09              985,100
   500,000   3.000%                                         07/01/09              489,917
   500,000   2.740%                                         01/05/09              497,526
   500,000   2.400%                                         01/14/09              497,533
   500,000   2.210%                                         01/20/09              497,556
   299,000   2.080%                                         11/26/08              298,568
   315,000   2.540%                                         12/09/08              314,155
   500,000   2.400%                                         01/09/09              497,700
   145,000   5.450%                                         01/12/09              145,730
   350,000   2.450%                                         01/23/09              348,023
   500,000   2.503%                                         01/26/09              497,010
   270,000   3.550%                                         03/10/09              271,173
   600,000   2.500%                                         03/13/09              594,500
   500,000   2.300%                                         04/16/09              494,697
                                                                           --------------
                                                                               19,734,768


FEDERAL HOME LOAN MORTGAGE CORP. - 9.1%
PRINCIPAL AMOUNT
   450,000   2.530%                                         12/15/08              448,609
   500,000   2.120%                                         01/12/09              497,880
   500,000   3.310%                                         01/22/09              496,230
 1,000,000   2.530%                                         11/10/08              999,368
   370,000   2.570%                                         11/18/08              369,551
   500,000   2.600%                                         12/01/08              498,917
   500,000   3.750%                                         02/25/09              501,911
   100,000   5.125%                                         02/27/09              100,765
   200,000   4.880%                                         02/17/09              201,180
   225,000   5.000%                                         01/30/09              226,153
   270,000   2.430%                                         11/05/08              269,927
                                                                           --------------
                                                                                4,610,491


FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.3%
PRINCIPAL AMOUNT
   227,000   3.000%                                         02/23/09              224,843
   357,000   2.800%                                         12/15/08              355,778
   200,000   2.800%                                         12/26/08              199,144
   400,000   2.800%                                         02/18/09              396,609
   300,000   2.900%                                         03/30/09              296,399
   180,000   3.880%                                         11/17/08              180,097
   221,000   5.250%                                         01/15/09              222,305
   225,000   4.000%                                         01/26/09              225,489
   100,000   4.250%                                         05/15/09              100,812
 1,500,000   0.540%*                                        09/03/09            1,500,000
   180,000   2.750%                                         12/10/08              179,464
   500,000   2.200%                                         12/01/08              499,083
   500,000   2.650%                                         12/15/08              498,381
   500,000   2.200%                                         11/10/08              499,725
   800,000   2.250%                                         01/21/09              796,355
   100,000   2.800%                                         04/29/09               98,608
   270,000   2.400%                                         11/03/08              269,964
   272,000   2.150%                                         11/05/08              271,935
 1,000,000   2.460%                                         11/06/08              999,658
 1,000,000   2.540%                                         11/10/08              999,365
   290,000   3.880%                                         11/17/08              289,986
   500,000   5.000%                                         04/20/09              505,919
                                                                           --------------
                                                                                9,609,919


U.S. TREASURY BILLS - 5.7%
PRINCIPAL AMOUNT
   240,000   2.610%                                         11/19/08              239,689
   450,000   2.050%                                         11/06/08              449,872
   500,000   0.020%                                         11/13/08              499,997
   500,000   0.090%                                         11/20/08              499,977
   500,000   0.040%                                         11/28/08              499,985
   500,000   0.250%                                         12/04/08              499,885
   500,000   0.350%                                         12/11/08              499,806
   500,000   0.050%                                         12/18/08              499,968
   450,000   1.640%                                         01/02/09              448,729
                                                                           --------------
                                                                                4,137,908

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   --------------
                                                                               40,666,315



REPURCHASE AGREEMENT - 3.5% (b)
PRINCIPAL AMOUNT
 2,500,000   Bank of America Repo, 0.17%                    11/03/08            2,500,000


MUTUAL FUND - 40.5%
NUMBER OF SHARES
29,310,342   JP Morgan US Government
                Money Market Fund -  Agency                                    29,310,342




                                                                           --------------
TOTAL INVESTMENTS - 100.1%                                                     72,476,657
  (COST $72,476,657)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.1%)                                        (40,617)
                                                                           --------------
TOTAL NET ASSETS - 100%                                                       $72,436,040

                                                                           ==============





(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b)  Illiquid, non-negotiable securities.


*  Rate presented indicates the effective yield at time of purchase.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of October 31, 2008, in valuing the Monetta Fund's assets carried at fair market value:

VALUATION INPUTS            INVESTMENTS IN SECURITIES (Unaudited)

LEVEL 1                     $           0
LEVLE 2                     $  72,476,657
LEVEL 3                     $           0
                            -------------

TOTAL                       $  72,476,657
                            =============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffires, Principal Executive Officer

Date                      December 22, 2008
    ----------------------------------------------------------------------------



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      December 22, 2008
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      December 22, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      December 22, 2008
    ----------------------------------------------------------------------------